Recoverable direct taxes, charges and contributions (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Total amount recorded	R$ 957,000
Principal amount	619,000
Intelig Telecomunicacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Total amount recorded	3,023
Principal amount	1,795
Monetary adjustments	R$ 1,228